UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [    ] ; Amendment Number:

This Amendment (Check only one.):         [    ]  is a restatement.
                                          [    ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
            New York,  NY  10001

Form 13F File Number:   28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:      Member
Phone:    212-483-1500

Signature, Place, and Date of Signing:

Stuart  Rosenberg             New York,  New York            February 12, 2007

Report Type (Check only one.):

[      ]     13F HOLDINGS REPORT.

[      ]     13F NOTICE.

[  X   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total:   $81,563


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----
Agere Systems Inc                       Com       00845V308   4,835     252,200  Sh        Defined      02,03    252,200    0    0
Aramark Corp                           Cl B       038521100  14,189     424,200  Sh        Defined      02,03    424,200    0    0
Caremark RX Inc                         Com       141705103   2,627      46,000  Sh        Defined      02,03     46,000    0    0
Enzon Pharmaceuticals Inc               Com       293904108   7,822     919,120  Sh        Defined      02,03    919,120    0    0
Giant Industries Inc                    Com       374508109   5,771      77,000  Sh        Defined      02,03     77,000    0    0
HJ Heinz Co                             Com       423074103   5,041     112,000  Sh        Defined      02,03    112,000    0    0
ICOS Corp                               Com       449295104   4,687     138,700  Sh        Defined      02,03    138,700    0    0
Intel Corp                              Com       458140100   6,103     301,400  Sh        Defined      02,03    301,400    0    0
Kinder Morgan Inc                       Com       49455P101   2,654      25,100  Sh        Defined      02,03     25,100    0    0
Ligand Pharmaceuticals Inc             Cl B       53220K207   2,465     225,100  Sh        Defined      02,03    225,100    0    0
Phelps Dodge Corp                       Com       717265102   4,825      40,300  Sh        Defined      02,03     40,300    0    0
Sears Holdings Corp                     Com       812350106   1,679      10,000  Sh        Defined      02,03     10,000    0    0
Univision Communications Inc           Cl A       914906102  18,865     532,600  Sh        Defined      02,03    532,600    0    0